Proforma Effect in Net Revenue, Net Income and Earnings Per Share (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Aptiv Solutions
Business Acquisition [Line Items]
Net revenue	$ 1,543,820	$ 1,451,682
Net income	172,508	101,857
Basic earnings per share	$ 2.81	$ 1.67
Diluted earnings per share	$ 2.73	$ 1.64
Clinical Trial Services
Business Acquisition [Line Items]
Net revenue		1,343,996	1,182,734
Net income		103,133	58,944
Basic earnings per share		$ 1.69	$ 0.98
Diluted earnings per share		$ 1.66	$ 0.98
PriceSpective LLC
Business Acquisition [Line Items]
Net revenue			1,118,410	964,388
Net income			55,931	25,363
Basic earnings per share			$ 0.93	$ 0.42
Diluted earnings per share			$ 0.93	$ 0.42
BeijingWits Medical Limited
Business Acquisition [Line Items]
Net revenue			1,115,355	989,942
Net income			$ 55,349	$ 22,549
Basic earnings per share			$ 0.92	$ 0.37
Diluted earnings per share			$ 0.92	$ 0.37